PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 68,807,000	$ 9,976	¥ 108,446,000	¥ 55,751,000
Impairment losses on property, equipment and software	0	$ 0	52,544,000	0
Property, equipment and software
Property, Plant and Equipment [Line Items]
Impairment losses on property, equipment and software	¥ 0		¥ 28,918,000	¥ 0